Consolidated Statements of Operations (Parentheticals) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		99 Months Ended	105 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
Income Statement [Abstract]
Stock-based compensation, officers and directors	$ 96,452	$ 216,081	$ 296,842	$ 508,412	$ 951,677	$ 1,141,458	$ 3,028,036	$ 3,324,878
Stock - based compensation professional fees	0	0	10,436	0				10,436
Stock-based compensation, consulting fees	100,330	146,341	197,504	421,627	773,802	699,118	1,517,957	1,715,461
Sponsorship fee					$ 0	$ 30,220